Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7	$ 7	$ 22	$ 20
Interest cost	28	34	84	102
Expected return on assets	(35)	(38)	(105)	(114)
Amortization of:
Actuarial loss	21	16	62	49
Net periodic benefit cost	21	19	63	57
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	6	6
Interest cost	12	13	36	39
Expected return on assets	(1)	(2)	(5)	(6)
Amortization of:
Prior service credit	(3)	(3)	(8)	(9)
Actuarial loss	7	1	20	4
Net periodic benefit cost	17	11	49	34
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	4	11	13
Interest cost	1	2	4	7
Amortization of:
Prior service credit		1		2
Actuarial loss			1
Net periodic benefit cost	$ 5	$ 7	$ 16	$ 22